Combined Statements of Unitholders' Equity - CAD ($) shares in Thousands, $ in Thousands	Total	Stapled Units	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Stapled Unitholders' Equity	Non-controlling interests
Equity at beginning of period at Dec. 31, 2019	$ 3,148,110	$ 2,608,050	$ 54,654	$ 367,249	$ 116,190	$ 3,146,143	$ 1,967
Balance at beginning of period (in units) at Dec. 31, 2019		54,052
Net income	429,927			429,804		429,804	123
Other comprehensive (loss) income	(20,254)				(20,290)	(20,290)	36
Stapled unit offering, net of issuance costs	552,857	$ 552,857				552,857
Stapled unit offering, net of issuance costs (note 12(d))		8,096
Distributions (note 11)	(165,574)			(165,404)		(165,404)	(170)
Contributions from non-controlling interests	179						179
Units issued under the stapled unit plan (note 12(b))	1,977	$ 1,977				1,977
Units issued under the stapled unit plan, Unit (note 12(b))		31
Units repurchased for cancellation	(25,018)	$ (23,690)	(1,328)			(25,018)
Units repurchased for cancellation (in units)		(491)
Equity at end of period at Dec. 31, 2020	3,922,204	$ 3,139,194	53,326	631,649	95,900	3,920,069	2,135
Balance at end of period (in units) at Dec. 31, 2020		61,688
Net income	1,310,272			1,309,937		1,309,937	335
Other comprehensive (loss) income	(23,959)				(23,949)	(23,949)	(10)
Stapled unit offering, net of issuance costs	303,060	$ 303,060				303,060
Stapled unit offering, net of issuance costs (note 12(d))		3,979
Distributions (note 11)	(192,782)			(192,628)		(192,628)	(154)
Contributions from non-controlling interests	575						575
Units issued under the stapled unit plan (note 12(b))	2,164	$ 2,164				2,164
Units issued under the stapled unit plan, Unit (note 12(b))		27
Equity at end of period at Dec. 31, 2021	$ 5,321,534	$ 3,444,418	$ 53,326	$ 1,748,958	$ 71,951	$ 5,318,653	$ 2,881
Balance at end of period (in units) at Dec. 31, 2021		65,694